Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Common Stock, Shares Issued	3,797,089	1,217,906
Common stock, shares outstanding	3,797,089	1,217,906